CHANGE IN PRESENTATION CURRENCY (Tables)	12 Months Ended
Dec. 31, 2017
Change In Presentation Currency Tables
Disclosure of changes in presentation currency

The change in presentation currency resulted in the following impact on the January 1, 2016, opening statement of financial position:

	Reported at January 1, 2016 in CAD	Presentation currency change	Restated January 1, 2016 in USD

Total assets	$87,341,992	$24,233,615	$63,108,377
Total liabilities	35,403,293	9,822,880	25,580,413
Equity	51,938,699	14,410,735	37,527,964

The change in presentation currency resulted in the following impact on the December 31, 2016, statement of financial position:

	Reported at December 31, 2016 in CAD	Presentation currency change	Restated December 31, 2016 in USD

Total assets	$125,937,065	$32,143,168	$93,793,897
Total liabilities	43,419,758	11,082,111	32,337,647
Equity	82,517,307	21,061,057	61,456,250